Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Repayment schedule [Abstract]
Corporate debt	$ 836,973	$ 723,791
Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	23,051
Between January and June 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	442
Between July and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	25,560
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	156,417
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	631,503
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	10,212
2017 Credit Facility [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	5
2017 Credit Facility [Member] | Between January and June 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between July and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	10,207
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	172,267
New Revolving Credit Facility [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	497
New Revolving Credit Facility [Member] | Between January and June 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Between July and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	15,353
New Revolving Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	156,417
New Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	309,274
Note Issuance Facility 2019 [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	36
Note Issuance Facility 2019 [Member] | Between January and June 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | Between July and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2019 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	309,238
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	22,760
Commercial Paper [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	22,318
Commercial Paper [Member] | Between January and June 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	442
Commercial Paper [Member] | Between July and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	322,460
2020 Green Private Placement [Member] | Remainder of 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	195
2020 Green Private Placement [Member] | Between January and June 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between July and December 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 322,265